SHARE OF PROFIT FROM ASSOCIATES	12 Months Ended
Dec. 31, 2022
SHARE OF PROFIT FROM ASSOCIATES [Abstract]
SHARE OF PROFIT FROM ASSOCIATES
11.	SHARE OF PROFIT FROM ASSOCIATES
	2022	2021	2020
EGS (in liquidation)	(432)	(308)	(232)
TGU	(5,837)	(5,770)	(1,418)
Link	96,407	47,425	64,307
Total	90,138	41,347	62,657